Reconciliation of profit before taxation to headline operating profit (Tables)	6 Months Ended
Jun. 30, 2026
Reconciliation of operating profit to headline operating profit [Abstract]
Summary of reconciliation of operating (loss)/profit to headline operating profit

	Six Months Ended 30 June 2026	Six Months Ended 30 June 2025
	£m	£m
Profit before taxation	106	98
Finance and investment income	(39)	(49)
Finance costs	174	178
Revaluation and retranslation of financial instruments	34	11
Profit before interest and taxation	275	238
Earnings from associates	(14)	(17)
Operating profit	261	221
Goodwill impairment	—	116
Impairment of investments in associates	2	—
Property-related impairment charges	22	5
Amortisation and impairment of acquired intangible assets	26	32
Restructuring costs[1]	83	40
Losses/(gains) on disposal of investments and subsidiaries	4	(2)
Headline operating profit	398	412
Notes
[1] Prior year comparative has been re-presented to include Property-related restructuring costs excluding impairment, that was previously presented separately.